Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 5, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:         Protective Life Insurance Company

Protective Variable Annuity Separate Account

Protective Dimensions II Variable Annuity

Filing Pursuant to Rule 497(j) for

File Nos. 811-8108 and 333-201921

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Dimensions II Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 for Protective Variable Annuity Separate Account as filed with the Commission on April 29, 2016 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/Max Berueffy
Max Berueffy
Senior Associate Counsel